8. Derivative financial instruments and Short positions (Details 8) - Fair Value Hedge Hedge Structure [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Hedge Structure Portion Ineffective [Member]
Fair Value Hedge
Government Bonds (LTN, NTN-F)	R$ 0	R$ 0	R$ 0
LEA Government Bonds	0	0	0
Resolution 2,770	0	0	0
Trade Finance Off	0	0	0
Total	0	0	0
Hedge Structure Effective Portion Accumulated [Member]
Fair Value Hedge
Government Bonds (LTN, NTN-F)	(2,183,841)	(2,853,807)	(1,381,156)
LEA Government Bonds	0	(61,761)	(191,472)
Resolution 2,770	0	(94)	689
Trade Finance Off	(5,092)	(4,015)	(58,020)
Total	R$ (2,188,933)	R$ (2,919,677)	R$ (1,629,959)